Shareholder Report, Line Graph (Details) - USD ($)																1 Months Ended												2 Months Ended										3 Months Ended								4 Months Ended							5 Months Ended					6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 18, 2025	Mar. 12, 2025	Mar. 11, 2025	Feb. 06, 2025	Jan. 15, 2025	Jan. 02, 2025	Dec. 02, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 21, 2024	Aug. 20, 2024	Aug. 14, 2024	Aug. 07, 2024	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 31, 2024	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Nov. 30, 2024	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025
Defiance Daily Target 2X Long AVGO ETF
Account Value [Line Items]
Accumulated Value											$ 9,543	$ 10,000												$ 10,286										$ 10,425								$ 8,718							$ 16,333					$ 13,929					$ 10,980			$ 7,465					$ 9,159
Defiance Daily Target 2X Long HIMS ETF
Account Value [Line Items]
Accumulated Value				$ 10,000															$ 7,083									$ 7,805
Defiance Daily Target 2X Long HOOD ETF
Account Value [Line Items]
Accumulated Value		$ 10,489	$ 10,000													$ 13,125
Defiance Daily Target 2X Long IONQ ETF
Account Value [Line Items]
Accumulated Value					$ 10,000													$ 12,534											$ 17,250
Defiance Daily Target 2X Long LLY ETF
Account Value [Line Items]
Accumulated Value															$ 10,000												$ 15,127									$ 12,643								$ 11,255								$ 9,780					$ 9,060				$ 9,774				$ 12,447			$ 9,803			$ 11,115
Defiance Daily Target 2X Long MSTR ETF
Account Value [Line Items]
Accumulated Value														$ 10,000												$ 9,991											$ 14,501								$ 24,530						$ 49,480					$ 24,800				$ 30,908				$ 16,532					$ 18,207	$ 27,598
Defiance Daily Target 2X Long NVO ETF
Account Value [Line Items]
Accumulated Value									$ 10,000														$ 5,873										$ 5,483								$ 6,168							$ 3,600					$ 3,135
Defiance Daily Target 2X Long ORCL ETF
Account Value [Line Items]
Accumulated Value						$ 10,000														$ 9,125										$ 6,270								$ 6,125
Defiance Daily Target 2X Long RGTI ETF
Account Value [Line Items]
Accumulated Value	$ 10,000																$ 11,395
Defiance Daily Target 2X Long RIOT ETF
Account Value [Line Items]
Accumulated Value								$ 10,000													$ 11,671										$ 6,714									$ 3,637						$ 3,440
Defiance Daily Target 2X Long RKLB ETF
Account Value [Line Items]
Accumulated Value				10,000															9,089									12,245
Defiance Daily Target 2X Long SMCI ETF
Account Value [Line Items]
Accumulated Value											4,553	10,000												3,882										1,355								1,265							982					796					1,352			808					613
Defiance Daily Target 2X Short SMCI ETF
Account Value [Line Items]
Accumulated Value	10,000																8,530
Defiance Daily Target 2X Short MSTR ETF
Account Value [Line Items]
Accumulated Value										$ 9,648			$ 10,000												$ 6,025										$ 2,990								$ 610							$ 834					$ 508			$ 751					$ 410			$ 151
Defiance Daily Target 2X Long SOFI ETF
Account Value [Line Items]
Accumulated Value							$ 10,000															$ 10,017										$ 8,146							$ 4,914								$ 5,110
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,998	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,095	$ 10,052	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,931	$ 9,932	$ 10,079	$ 10,030	$ 9,799	$ 10,301	$ 10,155	$ 9,737	$ 10,267	$ 10,311	$ 10,364	$ 10,877	$ 9,962	$ 10,011	$ 9,247	$ 10,167	$ 10,023	$ 10,008	$ 10,174	$ 10,217	$ 11,109	$ 10,585	$ 9,184	$ 9,458	$ 9,594	$ 9,877	$ 10,771	$ 10,817	$ 11,008	$ 10,489	$ 9,529	$ 9,394	$ 9,321	$ 10,514	$ 10,559	$ 11,105	$ 11,655	$ 9,257	$ 10,807	$ 10,853	$ 10,840	$ 11,377	$ 10,712	$ 10,666	$ 11,142	$ 11,694	$ 10,065	$ 10,108	$ 10,997	$ 11,541	$ 10,040	$ 9,997	$ 10,891	$ 10,377	$ 10,307	$ 10,817